Organization and Description of Business	12 Months Ended
Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION AND DESCRIPTION OF BUSINESS

NOTE 1 – ORGANIZATION AND DESCRIPTION OF BUSINESS

ReTo Eco-Solutions, Inc. (“RETO” or the “Company”) is a limited liability company established under the laws of the British Virgin Islands on August 7, 2015 as a holding company to develop business opportunities in the People’s Republic of China (“PRC” or “China”). The Company, through its subsidiaries, is a manufacturer and distributor of environmental-friendly construction materials, made from industrial and construction waste, as well as equipment used for production of these materials.

In December 2016, the Company issued 900,000 common shares to an unrelated investor, at a price of $4 per share for a total of $3,600,000. The Company received the funds from the investor on September 17, 2017 and the shares were released from escrow.

On November 29, 2017, the Company completed its initial public offering (“IPO”) of 3,220,000 shares of its common stock at a public offering price of $5.00 per share. The gross proceeds from the offering were approximately $16.1 million before deducting placement agents’ commissions and other offering expenses, resulting in net proceeds of approximately $14.3 million. In connection with the offering, the Company’s common stock began trading on the NASDAQ Capital Market beginning on November 29, 2017 under the symbol “RETO”.

RETO owns 100% equity interest of REIT Holdings (China) Limited (“REIT Holdings”), a limited liability company established in Hong Kong.

Beijing REIT Technology Development Co., Ltd. (“Beijing REIT”) was established on May 12, 1999 under the laws of PRC, with the registered capital of RMB 66 million (approximately $9.7 million) and additional paid in capital of RMB 100 million (approximately $15.4 million) contributed by four individual shareholders. Over the years, Beijing REIT has established five other subsidiaries consisting: Gu’an REIT Machinery Manufacturing Co., Ltd. (“Gu’an REIT”) was incorporated on May 12, 2008; Beijing REIT Eco Engineering Technology Co., Ltd. (“REIT Eco Engineering”) was incorporated on April 24, 2014; Langfang Ruirong Mechanical and Electrical Equipment Co., Ltd. (“Ruirong”) was incorporated on May 12, 2014; Nanjing Dingxuan Environment Protection Technology Development Co., Ltd. (“Dingxuan”) was incorporated on October 17, 2014; and REIT Technology Development (America), Inc. (“REIT US”) was incorporated on February 27, 2014.

Gu’an REIT is the main operating entity focusing on the development and distribution of specialized equipment for industrial waste processing. Ruirong manufactures parts and accessories used in specialized equipment to manufacture construction materials, while the other subsidiaries have limited activities.

On February 7, 2016, Beijing REIT and its individual original shareholders entered into an equity transfer agreement, pursuant to which these shareholders agreed to transfer all of their ownership interests in Beijing REIT with a carrying value of RMB 24 million (or $3,466,260) to REIT Holdings (the “Transfer”) (see Note 16). After this equity transfer, Beijing REIT became a Wholly Foreign-Owned Enterprise (“WFOE”) and amended the registration with the State Administration for Industry and Commerce (“SAIC”) on March 21, 2016. As part of this equity transfer, the Company issued a total of 17,830,000 of its common shares at $0.25 per share to all of the Company’s original shareholders or former shareholders in Beijing REIT. Among total proceeds of $4,457,500 from the share issuance, the Company paid $3,466,260 (approximately RMB 24 million) to the original shareholders of Beijing REIT as the consideration for the transfer of their equity interests in Beijing REIT. Since these shares were issued to the original shareholders of Beijing REIT, the transaction is considered as a part of the reorganization. The Company believes it is appropriate to reflect these share issuances as nominal stock issuance on a retroactive basis similar to stock split pursuant to ASC 260. The Company has retroactively adjusted all shares and per share data for all the periods presented.

REIT Mingsheng Environmental Protection Construction Materials (Changjiang) Co., Ltd. (“REIT Changjiang”) was incorporated in Hainan Province, China, on November 22, 2011 with the original registered capital of RMB 100 million (approximately $16 million). REIT Changjiang is engaged in hauling and processing construction and mining waste, with which it produces recycled aggregates and bricks for environmental-friendly uses. On January 10, 2016, Zhongrong Huanneng Investment (Beijing) Co., Ltd. (“Zhongrong”) signed an equity transfer agreement with Beijing REIT, pursuant to which the shareholders of Zhongrong agreed to transfer all of its equity interests held on behalf of four individual shareholders in REIT Changjiang to Beijing REIT. At the time of the transfer, REIT Changjiang was controlled in majority (84.32%) by the same four individual shareholders as those of Beijing REIT. Zhongrong and Beijing REIT are considered under common control since they are owned by the same four individual shareholders. As a result of the above transaction, Beijing REIT held an 84.32% equity interest in REIT Changjiang and Venture Business International (“VBI”), a British Virgin Islands company held the remaining 15.68% interest.

For accounting purposes, the above-mentioned transactions were accounted for in a manner similar to a recapitalization. RETO and its wholly owned subsidiary REIT Holdings, which now owns all of the interests of Beijing REIT, as well as REIT Changjiang which were effectively controlled by the same majority shareholders of Beijing REIT. Therefore, RETO, REIT Holdings, Beijing REIT and REIT Changjiang are all considered under common control. Accordingly, the consolidation of Beijing REIT and REIT Changjiang into RETO has been accounted for at carrying value and prepared on the basis as if the aforementioned reorganization had become effective as of the beginning of the first period presented in the accompanying consolidated financial statements.

During the year ended December 31, 2016, REIT Holdings made a deposit of $565,000 to VBI with the intention to acquire VBI’s 15.68% non-controlling equity interest in REIT Changjiang for $3.3 million. The transaction was completed as of December 31, 2017. As a result, REIT Changjiang is now a wholly owned subsidiary of the Company.

On June 1, 2015, Hainan REIT Construction Project Co., Ltd. (“REIT Construction”) was incorporated as a wholly owned subsidiary of REIT Changjiang.

On July 15, 2015, Beijing REIT established a new subsidiary, REIT Xinyi New Material Co., Ltd. (“REIT Xinyi”) wherein Beijing REIT owns 70% equity interest, with the remaining 30% owned by a noncontrolling shareholder.

In February 2016, Beijing REIT established a joint venture, REIT Q GREEN Machines Private Limited (“REIT India”), together with an Indian company Q Green Techcon Private Limited (“Q Green”). Beijing REIT owns 51% equity interest of REIT India.

On March 2, 2017, Xinyi REIT Ecological Technology Co, Ltd (“REIT Ecological”) was incorporated as a wholly owned subsidiary of REIT Holdings.

On December 14, 2017, Horgos Ta-REIT Environment Technology Co., Ltd., (“Horgos Ta-REIT”) was incorporated as a wholly owned subsidiary of REIT Eco Engineering.

On October 22, 2018, REIT Ecological Technology Co., Ltd. (“REIT Yancheng”) was incorporated as a wholly owned subsidiary of REIT Holdings.

On December 7, 2018, Lingqiu REIT Dongtian Ecological Technology Co., Ltd. (“REIT Lingqiu”) was incorporated. REIT Eco Engineering owns 51% of its equity interest, with remaining 49% owned by a noncontrolling shareholder.